Non-cash operating items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Changes In Non Cash Operating Items [Abstract]
Trade and other receivables	$ (7.2)	$ 15.6
Fuel and natural gas in storage	(2.9)	5.3
Supplies and consumables inventory	0.0	(7.1)
Income taxes recoverable	0.3	(2.0)
Prepaid expenses	(19.8)	11.5
Accounts payable, accrued liabilities and other	14.2	(58.7)
Current income tax liability	(0.8)	12.5
Net regulatory assets and liabilities	(29.5)	(116.6)
Changes in non-cash operating items	$ (45.7)	$ (139.5)